S-K 1602, SPAC Registered Offerings	Dec. 04, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the closing of this offering), or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window.
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of September 5, 2025
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
Offering	Redemption (assumes		Redemption (assumes		Redemption (assumes		Redemption (assumes
Price of	3,750,000 or 4,312,500		7,500,000 or 8,625,000		11,250,000 or 12,937,000		15,000,000 or 17,250,000
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		public shares redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
		NTBVPS		NTBVPS		NTBVPS		NTBVPS
		and		and		and		and
Adjusted	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering
NTBVS	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price
Assuming Full Exercise of Over-Allotment Option
$7.25	$6.71	$3.29	$5.84	$4.16	$4.22	$5.78	$0.19	$9.81
Assuming No Exercise of Over-Allotment Option
$7.25	$6.70	$3.30	$5.83	$4.17	$4.22	$5.78	$0.18	$9.82

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

We are focused on identifying a business combination target that can benefit from the collective network, knowledge and experience of our founder, management team and sponsor. With global operating and investment experience across the Americas, Europe, the Asia-Pacific region and the Middle East, we believe our operating and customer centric background will provide access to high-quality companies and distinguish us from other SPACs that are founded and/or sponsored by financial investors. We believe this not only creates unique deal-sourcing channels but also positions us as an attractive partner to potential target businesses, thereby enhancing our ability to complete a successful business combination.

We expect to play a pivotal role as a business builder and platform facilitator by maximizing value for all shareholders. We aim to provide capital and expertise to targets with solid business fundamentals and attractive valuations, that have the potential for growth and to benefit from our global network, access and know-how.

Our potential targets may exhibit a broad range of business models and financial characteristics that range from very high growth innovative companies to more mature businesses with established recurring revenues and strong cash flows. We may pursue a business combination in any industry. Given our sponsor’s connection to Mr. Ho and the Melco Group and our management team’s deep expertise and proven track record in the leisure and entertainment industry, we expect to explore opportunities that offer strategic synergies within this core focus area.

We also believe there are compelling opportunities in sectors aligned with the ongoing digitization of financial infrastructure. Over the past decade, blockchain technology, tokenization, decentralized finance (DeFi), and digital payment systems have gained significant traction, with user adoption and institutional participation continuing to accelerate worldwide. There is a continuing convergence of digital assets and the entertainment sector through the integration of blockchain, tokenization, and Web3-enabling technologies into content creation and distribution. In light of these trends and the high growth potential in the evolving digital economy, we intend to source and evaluate promising opportunities in the cross section of entertainment and digital financial infrastructure, including potential targets focused on digital assets, Web3 technologies, financial services infrastructure and blockchain-driven business models. There can be no assurance that we will complete a business combination in these areas, and we may pursue a target that does not meet some or all of the characteristics described above.

Our selection process will leverage our founder and our management team’s broad and deep network of relationships, industry expertise and deal-sourcing capabilities, which we believe will provide a strong pipeline of potential targets. Our founder and management have experience in:

●	introducing products and services to and engaging with consumers;
●	managing and operating companies, setting and changing strategies, and identifying, mentoring and recruiting talent;
●	developing and growing companies, both organically and inorganically, and expanding the product ranges and geographic footprints of portfolio businesses;
●	executing merger and acquisition strategies to accelerate growth and create integrated value chains;
●	sourcing, structuring, acquiring and selling businesses in various markets;
●	partnering with other industry-leading companies to improve competitive position;
●	fostering relationships with consumers, sellers, capital providers and target management teams; and
●	accessing the equity and debt capital markets, including capital sources in Asia, Europe and North America, across various business cycles, and assisting companies with the transition to public ownership.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	false
SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $150,000,000, or $172,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be initially deposited with J.P. Morgan Chase Bank, N.A. and then transferred for the duration of the transaction into a segregated trust account at Citibank, NA, NY located in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting up to $2,000,000 in underwriting discounts and commissions payable upon the closing of this offering (or $2,300,000 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $1,775,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds to be placed in the trust account includes up to $6,000,000 (or $6,900,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions, but such amount shall be due to the underwriters solely on amounts remaining in the trust account following all properly submitted shareholder redemptions, including in connection with the consummation of our initial business combination, except in the case of units sold to investors identified and referred or otherwise directly introduced by us or our sponsor and such investors are not known to us or the sponsor by reason of previous introduction by the underwriters.

Except with respect to funds withdrawn for permitted withdrawals, if any, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we do not complete our initial business combination within the completion window from the closing of this offering, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (a) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within completion window from the closing of this offering or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]

15,000,000 units (or 17,250,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:

•one Class A ordinary share; and

•one-third of one redeemable warrant.

SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of funds withdrawn for any permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we do not complete our initial business combination within such 24 or 27-month period (as applicable), we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less funds withdrawn for any permitted withdrawals), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject, in the case of clauses (ii) and (iii), to our obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our initial business combination within the 24 or 27-month time period (as applicable).
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Black Spade Sponsor LLC III	5,000,000(1) Class B ordinary shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.004 per share)
Black Spade Sponsor LLC III	6,550,000 private placement warrants to be purchased simultaneously with the closing of this offering	$3,275,000 ($0.50 per private placement warrant)
Black Spade Sponsor LLC III	$20,000 per month, commencing on the first date on which our securities are listed on the NYSE	An aggregate of $20,000 per month for up to 24 months for office space, and administrative and support services.
Black Spade Sponsor LLC III	Repayment in cash	Up to $250,000 of loans made to us to cover offering related and organizational expenses
Black Spade Sponsor LLC III or its respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $0.50 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $3,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $0.50 per warrant

Black Spade Sponsor LLC III, officers, directors, or their respective affiliates	Payment of consulting, success or finder fees to our officers, independent directors, or their respective affiliates in connection with the consummation of our initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)

Assumes surrender of 750,000 founder shares. Up to 750,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

(2)

As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $25,000, or $0.004 per founder share, at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks,” “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline,” and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.”

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

As of September 5, 2025
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
Offering	Redemption (assumes		Redemption (assumes		Redemption (assumes		Redemption (assumes
Price of	3,750,000 or 4,312,500		7,500,000 or 8,625,000		11,250,000 or 12,937,500		15,000,000 or 17,250,000
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		public shares redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
		NTBVPS		NTBVPS		NTBVPS		NTBVPS
		and		and		and		and
Adjusted	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering
NTBVS	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price
Assuming Full Exercise of Over-Allotment Option
$7.25	$6.71	$3.29	$5.84	$4.16	$4.22	$5.78	$0.19	$9.81
Assuming No Exercise of Over-Allotment Option
$7.25	$6.70	$3.30	$5.83	$4.17	$4.22	$5.78	$0.18	$9.82

	As of September 5, 2025
	No		25% of Maximum		50% of Maximum		75% of Maximum		100% of Maximum
	Redemption		Redemption		Redemption		Redemption		Redemption
	No	Full	No	Full	No	Full	No	Full	No	Full
	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment	Over‑ Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	$7.26	$7.26	$6.71	$6.72	$5.84	$5.85	$4.23	$4.23	$0.19	$0.20
Pro forma net tangible book value after this offering	$7.25	$7.25	$6.70	$6.71	$5.83	$5.84	$4.22	$4.22	$0.18	$0.19
Dilution to public shareholders	$2.75	$2.75	$3.30	$3.29	$4.17	$4.16	$5.78	$5.78	$9.82	$9.81
% Dilution to public shareholders	27.50%	27.50%	33.30%	32.90%	41.70%	41.60%	57.80%	57.80%	98.20%	98.10%
Numerator:
Net tangible book value deficit before this offering	$(42,946)	$(42,946)	$(42,946)	$(42,946)	$(42,946)	$(42,946)	$(42,946)	$(42,946)	$(42,946)	$(42,946)
Net proceeds from this offering and sale of the placement warrants, net of expenses(1)	$151,105,000	$173,605,000	$151,105,000	$173,605,000	$151,105,000	$173,605,000	$151,105,000	$173,605,000	$151,105,000	$173,605,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$50,640	$50,640	$50,640	$50,640	$50,640	$50,640	$50,640	$50,640	$50,640	$50,640
Less: Deferred underwriting commissions(2)	$(6,000,000)	$(6,900,000)	$(4,500,000)	$(5,175,000)	$(3,000,000)	$(3,450,000)	$(1,500,000)	$(1,725,000)	$—	$—
Less: Overallotment liability	$(188,200)	$—	$(188,200)	$—	$(188,200)	$—	$(188,200)	$—	$(188,200)	$—
Less: Proceeds held in trust subject to Redemptions(3)	$—	$—	$(37,500,000)	$(43,125,000)	$(75,000,000)	$(86,250,000)	$(112,500,000)	$(129,375,000)	$(150,000,000)	$(172,500,000)
Total	$144,924,494	$166,712,694	$108,924,494	$125,312,694	$72,924,494	$83,912,694	$36,924,494	$42,512,694	$924,494	$1,112,694
Denominator:
Class B ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Class B ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered and sale of private placement warrants	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Less: Ordinary shares subject to redemption(3)	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
Total	20,000,000	23,000,000	16,250,000	18,687,500	12,500,000	14,375,000	8,750,000	10,062,500	5,000,000	5,750,000
(1)	Expenses applied against gross proceeds include offering expenses of approximately $670,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit sold in the offering, or $6,000,000 in the aggregate (or $6,900,000 in the aggregate if the over-allotment option is exercised in full) payable to the underwriters in this offering, for deferred underwriting commissions to be placed in a trust account located in the United States and released to the underwriters only upon the completion of an initial business combination, but such $0.40 per unit shall be due to the underwriters solely on amounts remaining in the trust account following all properly submitted shareholder redemptions, including in connection with the consummation of our initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, executive officers, or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes the dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of Class A ordinary shares issued and outstanding.

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 15,000,000 Class A ordinary shares included in the units sold in this offering (or 17,250,000 Class A ordinary shares included in the units sold in this offering if the underwriters’ over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full).

Generally, the dilution that our public shareholders will experience increases the more public shares are redeemed. The issuance of additional ordinary or preference shares may also significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. Any ordinary shares and convertible equity or debt securities issued in connection with additional financing that we may seek in connection with an initial business combination, or issued upon the exercise of warrants upon the conversion of working capital loans converted into private placement warrants, as further described in this prospectus, would also significantly dilute the equity interests of investors in this offering.

In addition, because of the anti-dilution protection in the founder shares, any equity or equity-linked securities issued in connection with our initial business combination would be disproportionately dilutive to our Class A ordinary shares. In addition, because we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. We also may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. If we seek additional financing through the issuance of equity or equity-linked securities, such issuances would be disproportionately dilutive to our Class A ordinary shares. For more information on risks related to dilution also see “We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks.” Our public shareholders will experience dilution even if no public shares are redeemed in connection with an initial business combination or another redemption event, for instance in connection with the implementation by our board of directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares.

However, while our public shareholders will experience dilution even if none of our public shares are redeemed, the dilution they will experience will decrease the more of our public shares remain issued and outstanding following a redemption event. For instance, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Our Initial Business Combination — Permitted Purchases of Our Securities.”